Consolidated Statements of Stockholders' Equity - USD ($)	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit
Balance at Jun. 30, 2014	$ 6,406,731	$ 18,092	$ 24,135,563	$ (17,746,924)
Balance (in shares) at Jun. 30, 2014		18,091,792
Stock-based compensation	2,846,828	$ 0	2,846,828	0
Issuance of common stock for services	368,419	$ 207	368,212	0
Issuance of common stock for services (in shares)		205,506
Fair value of warrants issued	6,026,070	$ 0	6,026,070	0
Issuance of common stock	4,768,123	$ 6,042	4,762,081	0
Issuance of common stock (in shares)		6,040,921
Net loss	(11,362,364)	$ 0	0	(11,362,364)
Balance at Jun. 30, 2015	9,053,807	$ 24,341	38,138,754	(29,109,288)
Balance (in shares) at Jun. 30, 2015		24,338,219
Stock-based compensation	3,761,837	$ 0	3,761,837	0
Fair value of warrants issued	5,523,706	0	5,523,706	0
Dividends on Series A Preferred Stock	(5,974,385)	0	(5,974,385)	0
Conversion of Series A Preferred Stock into common stock	5,307,909	$ 5,897	5,302,012	0
Conversion of Series A Preferred Stock into common stock (in shares)		5,897,677
Exchange on Series A Preferred Stock	2,929,084	$ 0	2,929,084	0
Issuance of common stock	3,106,437	$ 4,876	3,101,561	0
Issuance of common stock (in shares)		4,875,020
Net loss	(14,935,542)	$ 0	0	(14,935,542)
Balance at Jun. 30, 2016	$ 8,772,853	$ 35,114	$ 52,782,569	$ (44,044,830)
Balance (in shares) at Jun. 30, 2016		35,110,916